Loans - Impaired Loans Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	¥ 995,862		¥ 1,082,154
Nonaccrual loans without an allowance	84,825		85,974
Total nonaccrual loans	1,080,687		1,168,128
Interest income recognized	13,160	¥ 9,380
Domestic
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	833,261		971,870
Nonaccrual loans without an allowance	76,824		79,304
Total nonaccrual loans	910,085		1,051,174
Interest income recognized	11,588	8,537
Domestic | Retail | Housing loan
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	23,491		26,812
Nonaccrual loans without an allowance	19,735		22,380
Total nonaccrual loans	43,226		49,192
Interest income recognized	399	477
Domestic | Retail | Other
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	38,446		40,155
Nonaccrual loans without an allowance	20,736		21,678
Total nonaccrual loans	59,182		61,833
Interest income recognized	377	406
Domestic | Large companies | Corporate
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	657,323		783,305
Nonaccrual loans without an allowance	17,835		16,284
Total nonaccrual loans	675,158		799,589
Interest income recognized	10,009	6,787
Domestic | Small and medium sized companies | Corporate
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	114,001		121,598
Nonaccrual loans without an allowance	18,518		18,962
Total nonaccrual loans	132,519		140,560
Interest income recognized	803	867
Foreign
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	162,601		110,284
Nonaccrual loans without an allowance	8,001		6,670
Total nonaccrual loans	170,602		¥ 116,954
Interest income recognized	¥ 1,572	¥ 843